Note 13 Loans and advances to customers (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Loans and receivables [Line Items]
Loans and receivables	€ 315,752,000,000	€ 311,147,000,000
On demand [Member]
Loans and receivables [Line Items]
Loans and receivables	3,381,000,000	2,835,000,000
Credit card debt [Member]
Loans and receivables [Line Items]
Loans and receivables	13,213,000,000	13,093,000,000
Trade receivables [Member]
Loans and receivables [Line Items]
Loans and receivables	16,372,000,000	15,544,000,000
Lease receivables [member]
Loans and receivables [Line Items]
Loans and receivables	7,795,000,000	7,650,000,000
Reverse repurchase agreements [Member]
Loans and receivables [Line Items]
Loans and receivables	2,000,000	71,000,000
Other term loans [Member]
Loans and receivables [Line Items]
Loans and receivables	269,667,000,000	267,031,000,000
Advances that are not loans [Member]
Loans and receivables [Line Items]
Loans and receivables	€ 5,321,000,000	€ 4,924,000,000